Additional Information Required by the Argentine Central Bank - Women and Disability in Group (Details)	Dec. 31, 2023 people
Disclosure of additional information [line items]
Total	9,456
Women	4,804
% of women	51.00%
Regular and Alternate Directors
Disclosure of additional information [line items]
Total	15
Women	2
% of women	13.00%
Regular and Alternate Trustees
Disclosure of additional information [line items]
Total	6
Women	1
% of women	17.00%
General, area and department Managers
Disclosure of additional information [line items]
Total	97
Women	21
% of women	22.00%
Rest of collaborators
Disclosure of additional information [line items]
Total	9,338
Women	4,780
% of women	51.00%